Fair Value Measurements and Hierarchy - Liabilities of Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2021	$ 2,193	$ 0
Change in fair value included in other expense	1,461	(3,686)
Balance at March 31, 2022	3,654	2,193
Derivative Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2021	60,018	0
Change in fair value included in other expense	(39,440)	(24,891)
Balance at March 31, 2022	$ 20,578	$ 60,018